Feb-09-05 02:04pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-097 P.002/002 F-685

Manager
Securities Operations

[redacted]

05004001

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-6461

NYSE

February 9, 2005

RECD S.E.C.
FEB - 9 2005
1083

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, GENERAL ELECTRIC CAPITAL CORPORATION, Step-Up PINES due 2035 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 9, 2005. Tentative listing date -- February 27, 2005.

Sincerely,

PROCESSED
FEB 11 2005
THOMSON
FINANCIAL

40554